Consolidated statements of shareholders' equity - USD ($) $ in Thousands	Ordinary shares	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2018	$ 3	$ 498,043	$ (249,627)	$ 2,662	$ 251,081
Balance, Shares at Dec. 31, 2018	58,006,967
Issuance of ordinary shares upon vesting of restricted shares	$ 0	0
Issuance of ordinary shares upon vesting of restricted shares, Shares	404,167
Exercise of shares option	$ 0	304			$ 304
Exercise of shares option, Shares	137,177				137,177
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost	$ 1	215,361			$ 215,362
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost, Shares	9,019,608
Share-based compensation		9,294			9,294
Net loss			(83,274)		(83,274)
Foreign currency translation				563	563
Balance at Jun. 30, 2019	$ 4	723,002	(332,901)	3,225	393,330
Balance, Shares at Jun. 30, 2019	67,567,919
Balance at Dec. 31, 2019	$ 4	734,734	(444,698)	4,620	$ 294,660
Balance, Shares at Dec. 31, 2019	68,237,247				68,237,247
Issuance of ordinary shares upon vesting of restricted shares	$ 0	0
Issuance of ordinary shares upon vesting of restricted shares, Shares	116,200
Exercise of shares option	$ 0	3,075			$ 3,075
Exercise of shares option, Shares	228,891				228,891
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost	$ 0	280,555			$ 280,555
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost, Shares	6,300,000
Share-based compensation		13,427			13,427
Net loss			(128,617)		(128,617)
Foreign currency translation				2,366	2,366
Balance at Jun. 30, 2020	$ 4	$ 1,031,791	$ (573,315)	$ 6,986	$ 465,466
Balance, Shares at Jun. 30, 2020	74,882,338				74,882,338